Notes on the consolidated statements of operations and comprehensive loss Computation of basic and diluted net (loss) earnings per share (Details) - EUR (€)
€ / shares in Units, € in Thousands, shares in Thousands
6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Income Statement [Abstract]
Profit/(loss) for the year	€ (1,147)	€ (1,704)
Weighted average number of ordinary shares outstanding (in shares)	1,294	25
Basic and diluted earnings (loss) per share (in euros per share)	€ (0.89)	€ (68.16)